FINANCIAL RISK MANAGEMENT - Market risk (Details) $ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)
Financial risk management
Financial debt		$ 151,996	$ 122,012
Assets		578,150	571,873
Liabilities		(268,304)	(219,723)
NDF	$ 47
Net liability position in foreign currency not covered by NDF contracts	2,252
Currency risk
Financial risk management
Assets		31,451	26,323
Liabilities		(169,121)	(138,788)
Liabilities Net	$ (2,252)	$ (137,670)	$ (112,465)